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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [ ]; Amendment Number:_______________
   This Amendment (Check only one.):     [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chesapeake Partners Management Co., Inc.
Address:   1829 Reisterstown Road
           Suite 420
           Baltimore, Maryland  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark D. Lerner
Title:     Vice President
Phone:     (410) 602-0195

Signature, Place, and Date of Signing:

  /s/ Mark D. Lerner                Baltimore, Maryland        02/14/05
  ------------------------------    -------------------------  ---------------
            [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    65
                                           ------------------------------

Form 13F Information Table Value Total:    $939,173
                                           ------------------------------
                                                      (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Exchange Act.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

-------------------------------------------------------------------------------
CONFIDENTIAL POSITIONS HAVE BEEN OMITTED HEREFROM AND ARE BEING FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION
-------------------------------------------------------------------------------


                                                FORM 13F INFORMATION TABLE


    COLUMN 1            COLUMN 2         COLUMN 3               COLUMN 4               COLUMN 5              COLUMN 6
----------------    ----------------    ----------             ----------   ----------------------------   ------------
                                                                 VALUE       SHRS OR      SH/      PUT/     INVESTMENT
 NAME OF ISSUER      TITLE OF CLASS       CUSIP                 (x$1000)     PRN AMT      PRN      CALL     DISCRETION
----------------    ----------------    ----------             ----------   --------- ----------  ------   ------------

Adesa Inc.              Common          00686U104                   373        17,600     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Aether Systems, Inc.    Common          00808V105                 4,957     1,479,600     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Altria Group Inc.       Common          02209S103                25,424       416,100     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

American Int'l Group    Common          026874107                27,030       411,600     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Amgen Inc.              Common          031162100                 9,517       148,351     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Analogic Corp           Common          032657207                 3,265        72,896     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

ARM Holdings ADR        Common          042068106                 3,209       520,024     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Artisan Components      Common          042923102                 8,402       227,500     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Assurant Inc.           Common          04621X108                 1,387        45,400     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Blockbuster Inc Cl B    Common          093679207                 2,148       243,854     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Caremark RX, Inc.       Common          141705103                 6,717       170,346     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Charter Comm            Common          16117M107                   366       163,350     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Chiron Corp             Common          170040109                 3,333       100,000     SH       CALL        SOLE
-----------------------------------------------------------------------------------------------------------------------------

Citigroup Inc.          Common          172967101                 4,818       100,000     SH       CALL        SOLE
-----------------------------------------------------------------------------------------------------------------------------

Comcast Corp CL A       Common          20030N101                 4,233       127,192     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Comcast Co CL A Spl     Common          20030N200                37,300     1,135,800     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------




    COLUMN 1               COLUMN 7                      COLUMN 8
----------------          ----------         --------------------------------
                            OTHER                     VOTING AUTHORITY
 NAME OF ISSUER            MANAGERS           SOLE       SHARED         NONE
----------------          ----------         ------     --------       ------

Adesa Inc.                                    SOLE
-----------------------------------------------------------------------------

Aether Systems, Inc.                          SOLE
-----------------------------------------------------------------------------

Altria Group Inc.                             SOLE
-----------------------------------------------------------------------------

American Int'l Group                          SOLE
-----------------------------------------------------------------------------

Amgen Inc.                                    SOLE
-----------------------------------------------------------------------------

Analogic Corp                                 SOLE
-----------------------------------------------------------------------------

ARM Holdings ADR                              SOLE
-----------------------------------------------------------------------------

Artisan Components                            SOLE
-----------------------------------------------------------------------------

Assurant Inc.                                 SOLE
-----------------------------------------------------------------------------

Blockbuster Inc Cl B                          SOLE
-----------------------------------------------------------------------------

Caremark RX, Inc.                             SOLE
-----------------------------------------------------------------------------

Charter Comm                                  SOLE
-----------------------------------------------------------------------------

Chiron Corp                                                              NONE
-----------------------------------------------------------------------------

Citigroup Inc.                                                           NONE
-----------------------------------------------------------------------------

Comcast Corp CL A                             SOLE
-----------------------------------------------------------------------------

Comcast Co CL A Spl                           SOLE
-----------------------------------------------------------------------------



                                                FORM 13F INFORMATION TABLE


    COLUMN 1            COLUMN 2         COLUMN 3               COLUMN 4               COLUMN 5              COLUMN 6
----------------    ----------------    ----------             ----------   ----------------------------   ------------
                                                                 VALUE       SHRS OR      SH/      PUT/     INVESTMENT
 NAME OF ISSUER      TITLE OF CLASS       CUSIP                 (x$1000)     PRN AMT      PRN      CALL     DISCRETION
----------------    ----------------    ----------             ----------   --------- ----------  ------   ------------

Commercial Cap Banc     Common          20162L105                   760        32,767     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Cotton States Life Ins. Common          221774102                 1,630        80,590     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Dime Bancorp Lit Wts    Common          25429Q110                   307     1,615,000     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

DirecTV Group Inc.      Common          25459L106                 7,233       432,071     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Disney (Walt) Co (The)  Common          254687106                55,519     1,997,100     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Disney (Walt) Co (The)  Common          254687106                 2,780       100,000     SH       CALL        SOLE
-----------------------------------------------------------------------------------------------------------------------------

Endocardial Solutions   Common          292962107                 5,722       489,058     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Exide Technologies      Common          302051206                 2,293       166,426     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Fisher Scientific Intl  Common          338032204                15,274       244,860     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Gentek, Inc.            Common          37245X203                27,234       608,581     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Grupo TMM S.A.          Common          40051D105                 9,847     2,690,500     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Hanmi Financial Corp.   Common          410495105                   784        21,809     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Independence Cmty Bk    Common          453414104                 2,965        69,642     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Intergraph Corp         Common          458683109                21,911       813,600     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Jacuzzi Brands Inc.     Common          469865109                 1,093       125,600     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

JPMorgan Chase & Co     Common          46625H100                33,315       854,000     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------




    COLUMN 1               COLUMN 7                      COLUMN 8
----------------          ----------         --------------------------------
                            OTHER                     VOTING AUTHORITY
 NAME OF ISSUER            MANAGERS           SOLE       SHARED         NONE
----------------          ----------         ------     --------       ------

Commercial Cap Banc                           SOLE
-----------------------------------------------------------------------------

Cotton States Life Ins.                       SOLE
-----------------------------------------------------------------------------

Dime Bancorp Lit Wts                          SOLE
-----------------------------------------------------------------------------

DirecTV Group Inc.                            SOLE
-----------------------------------------------------------------------------

Disney (Walt) Co (The)                        SOLE
-----------------------------------------------------------------------------

Disney (Walt) Co (The)                                                   NONE
-----------------------------------------------------------------------------

Endocardial Solutions                         SOLE
-----------------------------------------------------------------------------

Exide Technologies                            SOLE
-----------------------------------------------------------------------------

Fisher Scientific Intl                        SOLE
-----------------------------------------------------------------------------

Gentek, Inc.                                  SOLE
-----------------------------------------------------------------------------

Grupo TMM S.A.                                SOLE
-----------------------------------------------------------------------------

Hanmi Financial Corp.                         SOLE
-----------------------------------------------------------------------------

Independence Cmty Bk                          SOLE
-----------------------------------------------------------------------------

Intergraph Corp                               SOLE
-----------------------------------------------------------------------------

Jacuzzi Brands Inc.                           SOLE
-----------------------------------------------------------------------------

JPMorgan Chase & Co                           SOLE
-----------------------------------------------------------------------------



                                                FORM 13F INFORMATION TABLE


    COLUMN 1            COLUMN 2         COLUMN 3               COLUMN 4               COLUMN 5              COLUMN 6
----------------    ----------------    ----------             ----------   ----------------------------   ------------
                                                                 VALUE       SHRS OR      SH/      PUT/     INVESTMENT
 NAME OF ISSUER      TITLE OF CLASS       CUSIP                 (x$1000)     PRN AMT      PRN      CALL     DISCRETION
----------------    ----------------    ----------             ----------   --------- ----------  ------   ------------

JPMorgan Chase & Co     Common          46625H100                 6,324       162,100     SH       CALL        SOLE
-----------------------------------------------------------------------------------------------------------------------------

JPMorgan Chase & Co     Common          46625H100                10,517       269,600     SH       CALL        SOLE
-----------------------------------------------------------------------------------------------------------------------------

Juniper Networks Inc.   Common          48203R104                 2,565        94,334     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Kansas City Southern    Common          485170302                13,438       757,900     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Kerr-McGee Corp         Common          492386107                 4,467        77,300     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Liberty Media Corp      Common          530718105                14,694     1,338,216     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Lucent Technologies     Convert         549463AK3                 1,143     1,000,000     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Marsh & McLennan        Common          571748102                14,098       428,500     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

MCI Inc.                Common          552691107               139,101     6,899,842     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Neighborcare, Inc.      Common          64015Y104                68,975     2,245,293     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Neighborcare, Inc.      Common          64015Y104                 3,072       100,000     SH       CALL        SOLE
-----------------------------------------------------------------------------------------------------------------------------

NASDAQ 100 TR           Common          631100104                19,958       500,000     SH       PUT         SOLE
-----------------------------------------------------------------------------------------------------------------------------

Pfizer, Inc.            Common          717081103                22,856       850,000     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Pfizer, Inc.            Common          717081103                 5,405       201,000     SH       CALL        SOLE
-----------------------------------------------------------------------------------------------------------------------------

Province Healthcare     Common          743977100                 4,470       200,000     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Riggs Ntl Corp          Common          766570105                 2,317       109,000     SH       PUT         SOLE
-----------------------------------------------------------------------------------------------------------------------------

Rite Aid Corp           Common          767754104                 2,233       610,000     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------




    COLUMN 1               COLUMN 7                      COLUMN 8
----------------          ----------         --------------------------------
                            OTHER                     VOTING AUTHORITY
 NAME OF ISSUER            MANAGERS           SOLE       SHARED         NONE
----------------          ----------         ------     --------       ------

JPMorgan Chase & Co                                                      NONE
-----------------------------------------------------------------------------

JPMorgan Chase & Co                                                      NONE
-----------------------------------------------------------------------------

Juniper Networks Inc.                         SOLE
-----------------------------------------------------------------------------

Kansas City Southern                          SOLE
-----------------------------------------------------------------------------

Kerr-McGee Corp                               SOLE
-----------------------------------------------------------------------------

Liberty Media Corp                            SOLE
-----------------------------------------------------------------------------

Lucent Technologies                           SOLE
-----------------------------------------------------------------------------

Marsh & McLennan                              SOLE
-----------------------------------------------------------------------------

MCI Inc.                                      SOLE
-----------------------------------------------------------------------------

Neighborcare, Inc.                            SOLE
-----------------------------------------------------------------------------

Neighborcare, Inc.                                                       NONE
-----------------------------------------------------------------------------


NASDAQ 100 TR                                                            NONE
-----------------------------------------------------------------------------

Pfizer, Inc.                                  SOLE
-----------------------------------------------------------------------------

Pfizer, Inc.                                                             NONE
-----------------------------------------------------------------------------

Province Healthcare                           SOLE
-----------------------------------------------------------------------------

Riggs Ntl Corp                                                           NONE
-----------------------------------------------------------------------------

Rite Aid Corp                                 SOLE
-----------------------------------------------------------------------------



                                                FORM 13F INFORMATION TABLE


    COLUMN 1            COLUMN 2         COLUMN 3               COLUMN 4               COLUMN 5              COLUMN 6
----------------    ----------------    ----------             ----------   ----------------------------   ------------
                                                                 VALUE       SHRS OR      SH/      PUT/     INVESTMENT
 NAME OF ISSUER      TITLE OF CLASS       CUSIP                 (x$1000)     PRN AMT      PRN      CALL     DISCRETION
----------------    ----------------    ----------             ----------   --------- ----------  ------   ------------

Scansoft, Inc.          Common          80603P107                   889       212,111     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

SCO Group, Inc.         Common          78403A106                 3,689       870,000     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Sequenom Inc.           Common          817337108                   136        94,300     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Sky Financial Grp., Inc Common          83080P103                   777        27,100     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Theravance Inc.         Common          88338T104                 1,652        92,308     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Time Warner Inc.        Common          887317105                26,845     1,380,900     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Tyco International Ltd  Common          902124106               111,340     3,115,286     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Tyco International Ltd  Convert         902118BE7                 3,394     2,000,000     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

UnitedGlobalCom Inc.    Common          913247508                13,739     1,422,212     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

United Healthcare       Common          91324P102                 8,970       101,900     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Vail Resorts, Inc.      Common          91879Q109                 8,836       394,100     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Viacom Inc. Cl B        Common          925524308                59,494     1,634,899     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Viewpoint Corporation   Common          92672P108                   535       172,500     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Wachovia Corporation    Common          929903102                 4,497        85,500     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Warnaco Group, Inc.     Common          934390402                14,529       672,643     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Waypoint Fin'l. Corp.   Common          946756103                13,072       461,123     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------




    COLUMN 1               COLUMN 7                      COLUMN 8
----------------          ----------         --------------------------------
                            OTHER                     VOTING AUTHORITY
 NAME OF ISSUER            MANAGERS           SOLE       SHARED         NONE
----------------          ----------         ------     --------       ------

Scansoft, Inc.                                SOLE
-----------------------------------------------------------------------------

SCO Group, Inc.                               SOLE
-----------------------------------------------------------------------------

Sequenom Inc.                                 SOLE
-----------------------------------------------------------------------------

Sky Financial Grp., Inc                       SOLE
-----------------------------------------------------------------------------

Theravance Inc.                               SOLE
-----------------------------------------------------------------------------

Time Warner Inc.                              SOLE
-----------------------------------------------------------------------------

Tyco International Ltd                        SOLE
-----------------------------------------------------------------------------

Tyco International Ltd                        SOLE
-----------------------------------------------------------------------------

UnitedGlobalCom Inc.                          SOLE
-----------------------------------------------------------------------------

United Healthcare                             SOLE
-----------------------------------------------------------------------------

Vail Resorts, Inc.                            SOLE
-----------------------------------------------------------------------------

Viacom Inc. Cl B                              SOLE
-----------------------------------------------------------------------------

Viewpoint Corporation                         SOLE
-----------------------------------------------------------------------------

Wachovia Corporation                          SOLE
-----------------------------------------------------------------------------

Warnaco Group, Inc.                           SOLE
-----------------------------------------------------------------------------

Waypoint Fin'l. Corp.                         SOLE
-----------------------------------------------------------------------------
